Interest-bearing loans and borrowings - Interest-Bearing Financing Receivables (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Current borrowings		$ 7,413	$ 7,712		$ 6,472
Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Interest rate				1.60%	1.20%
Current borrowings		$ 7,413	$ 7,712		$ 6,472
Interest-bearing receivables financing | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				1.00%	0.75%
Factoring of receivables | Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Available borrowings, percentage of face value of accounts receivable	90.00%
Exclusion from past due period of accounts receivable		60 days